Audit Information	12 Months Ended
Mar. 31, 2025
Auditor [Table]
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, New York
Auditor Opinion [Text Block]

We have audited the accompanying consolidated balance sheets of GCL Global Holdings Limited (the “Company”) as of March 31, 2025 and 2024, the related consolidated statements of operations and comprehensive income (loss), changes in shareholders’ equity and cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.